TRUST ACCOUNT AND FAIR VALUE MEASUREMENT (Details) - USD ($)	1 Months Ended	11 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Jun. 30, 2021
Private Placement Warrants [Member]
Trust Account and Fair Value Measurement [Line Items]
Total deposit amount		$ 172,500,000	$ 172,500,000
US Treasury Securities [Member]
Trust Account and Fair Value Measurement [Line Items]
U.S. treasury bills maturity period, description		The proceeds in the Trust Account must be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. government treasury obligations.
U.S. government treasury securities maturity period	May 2021
U.S. government treasury bills [Member]
Trust Account and Fair Value Measurement [Line Items]
Description for proceeds invested primarily		At December 31, 2020 the proceeds of the Trust Account were invested primarily in U.S. government treasury bills maturing in February 2021 yielding interest of approximately 0.1% per year.